Other Comprehensive Income (Loss) (Details 3) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ 21,232,000	$ 39,148,000		$ 134,410,000	$ (78,028,000)
Total reclassification for the period			$ (30,424,000)	(17,718,000)	(30,424,000)
Gain Loss Cash Flow Hedge [Member]
Total before tax			26,823,000	11,253,000	26,823,000
Tax expense or benefit			(7,295,000)	(3,216,000)	7,295,000
Net of tax			19,528,000	8,037,000	19,528,000
Interest Rate Contract Cash Flow Hedge [Member]
Interest Income Expense Net			14,255,000	12,206,000	14,255,000
Foreign Exchange Contract Cash Flow Hedge [Member]
Costs Of Revenue			12,568,000	(953,000)	12,568,000
Actuarial Gain Loss Pensions [Member]
Actuarial (gains)/losses			(17,335,000)	(15,367,000)	(17,335,000)
Total before tax			(17,335,000)	(15,367,000)	(17,335,000)
Tax expense or benefit			(6,439,000)	(5,686,000)	6,439,000
Net of tax			$ 10,896,000	$ 9,681,000	$ 10,896,000